Income Taxes, Components of Deferred Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Current deferred tax assets		$ 96,886
Net operating loss ("NOL") carryforwards	$ 78,835	72,878
Stock-based compensation	23,726	21,072
Compensation and benefits - other	19,936	2,586
Deferred rent	18,593	18,513
Other	80,007	26,116
Total deferred tax assets	221,097	238,051
Less valuation allowance	(54,915)	(53,119)
Net deferred tax assets	166,182	184,932
Deferred tax liabilities
Property, plant and equipment	516,760	520,723
Licenses/intangibles	306,295	275,456
Partnership investments	162,296	149,371
Other		4,135
Total deferred tax liabilities	985,351	949,685
Net deferred income tax liability	819,169	764,753
Net deferred income tax asset
Deferred tax liabilities
Net deferred income tax liability		93,100
Net deferred income tax liability
Deferred tax liabilities
Net deferred income tax liability	820,700	859,900
Other assets and deferred charges
Deferred tax liabilities
Net deferred income tax liability	$ 1,500	$ 2,000